Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2020
Long-Term Debt [Abstract]
Summary of long-term debt
13. LONG-TERM DEBT
		2020			2019
	Effectiveinterestrates	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	-	-	-	1,250	-	1,250
5.50% due December 7, 2020	5.55	-	-	-	499	1	500
3.15% due February 19, 2021	3.17	-	-	-	299	1	300
3.80% due November 2, 2023	3.80	498	2	500	498	2	500
4.35% due January 31, 2024	4.35	499	1	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	496	4	500
3.30% due December 10, 2029	3.41	495	5	500	-	-	-
2.90% due December 9, 2030	2.92	496	4	500	-	-	-
6.75% due November 9, 2039	6.89	1,421	29	1,450	1,420	30	1,450
4.25% due December 9, 2049	4.33	296	4	300	-	-	-
		4,499	51	4,550	5,258	42	5,300
Other
Burrard Landing Lot 2 Holdings Partnership	Various	49	-	49	50	-	50
Total consolidated debt		4,548	51	4,599	5,308	42	5,350
Less current portion (2)		1	-	1	1,251	1	1,252
		4,547	51	4,598	4,057	41	4,098
(1) Long-term debt is presented net of unamortized discounts and finance costs.
(2) Current portion of long-term debt includes amounts due within one year in respect of senior notes due October 1, 2019 and the Burrard Landing loans.

Long-term debt repayments
$
2021	1
2022	1
2023	1
2024	1,001
2025	45
Thereafter	3,550
4,599

Interest expense
Interest expense
	2020	2019
	$	$
Interest expense – long-term debt	224	280
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(7)	(29)
Interest on lease liabilities (note 14)	44	-
Interest expense – other	12	6
	274	258